November 10, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Fifth Third Funds (Registration Nos. 33-24848 and 811-05669)
Post-Effective Amendment No. 74/75 to the Registration Statement

Ladies and Gentlemen:

As sub-administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 74 under the 1933 Act and Amendment No. 75 under the Investment Company Act of 1940, as amended to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose adding one additional series to the Registrant, namely, the Fifth Third Managed Account Shares (MASH) Income Fund (the “Fund”). The cover of the Prospectus and the Statement of Additional Information for the Fund includes the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

Enclosures

cc:	M. Ebersbach